Financial risk management - Classification by categories of financial assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Classification by categories of financial assets [Line Items]
Cash and due from banks at Amortized cost	₩ 29,532,235	₩ 28,453,404
Due from banks at fair value through profit or loss	26,116	34,262
Securities At Fair Value Through Profit Or Loss	54,228,374	60,686,153
Derivatives assets	6,461,796	3,799,189
Loans at fair value through profit or loss	2,389,180	1,683,344
Loans at amortized cost	412,291,511	389,137,156
Securities at fair value through other comprehensive income	63,661,719	64,838,323
Securities At Amortised Cost	57,971,493	49,930,076
Others	21,896,490	23,238,932
Financial assets, Total	648,458,914	621,800,839
Financial assets at fair value through profit or loss
Classification by categories of financial assets [Line Items]
Cash and due from banks at Amortized cost	0	0
Due from banks at fair value through profit or loss	26,116	34,262
Securities At Fair Value Through Profit Or Loss	54,228,374	60,686,153
Derivatives assets	6,163,492	3,574,126
Loans at fair value through profit or loss	2,389,180	1,683,344
Loans at amortized cost	0	0
Securities at fair value through other comprehensive income	0	0
Securities At Amortised Cost	0	0
Others	0	0
Financial assets, Total	62,807,162	65,977,885
Securities measured at FVTPL
Classification by categories of financial assets [Line Items]
Cash and due from banks at Amortized cost	0	0
Due from banks at fair value through profit or loss	0	0
Securities At Fair Value Through Profit Or Loss	0	0
Derivatives assets	0	0
Loans at fair value through profit or loss	0	0
Loans at amortized cost	0	0
Securities at fair value through other comprehensive income	63,661,719	64,838,323
Securities At Amortised Cost	0	0
Others	0	0
Financial assets, Total	63,661,719	64,838,323
Securities at amortized cost
Classification by categories of financial assets [Line Items]
Cash and due from banks at Amortized cost	29,532,235	28,453,404
Due from banks at fair value through profit or loss	0	0
Securities At Fair Value Through Profit Or Loss	0	0
Derivatives assets	0	0
Loans at fair value through profit or loss	0	0
Loans at amortized cost	412,291,511	389,137,156
Securities at fair value through other comprehensive income	0	0
Securities At Amortised Cost	57,971,493	49,930,076
Others	21,896,490	23,238,932
Financial assets, Total	521,691,729	490,759,568
Derivative instruments held for hedging
Classification by categories of financial assets [Line Items]
Cash and due from banks at Amortized cost	0	0
Due from banks at fair value through profit or loss	0	0
Securities At Fair Value Through Profit Or Loss	0	0
Derivatives assets	298,304	225,063
Loans at fair value through profit or loss	0	0
Loans at amortized cost	0	0
Securities at fair value through other comprehensive income	0	0
Securities At Amortised Cost	0	0
Others	0	0
Financial assets, Total	₩ 298,304	₩ 225,063